Bank loans - Disclosure Of Detailed Information About Borrowings Explanatory (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 149,809	¥ 80,059
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	47,534	50,040
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 102,275	¥ 30,019